Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax [abstract]
Income Tax

20        Income Tax

     Under the laws of the countries of the vessel owning companies’ incorporation and / or vessels’ registration, vessel owning companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of loss.

Greek Authorities Tax

               In January 2013, the tax Law 4110/2013 amended the long-standing provisions of art. 26 of Law 27/1975 by imposing a fixed annual tonnage tax on vessels flying a foreign (i.e., non-Greek) flag which are managed by a Law 89/67 company, establishing an identical tonnage tax regime as the one already in force for vessels flying the Greek flag. This tax varies depending on the size of the vessel, calculated in gross registered tonnage, as well as on the age of each vessel. Payment of this tonnage tax satisfies all income tax obligations of both the shipowning company and of all its shareholders up to the ultimate beneficial owners. Any tax payable to the state of the flag of each vessel as a result of its registration with a foreign flag registry (including the Marshall Islands) is subtracted from the amount of tonnage tax due to the Greek tax authorities. As of December 31, 2018, 2017 and 2016, the tax expense under the law amounted to $118, $116 and $264, respectively and is included in administrative expenses in the consolidated statements of comprehensive loss.

U.S. Federal Income Tax

Globus is a foreign corporation with wholly owned subsidiaries that are foreign corporations, which derive income from the international operation of a ship or ships that earn United States (“U.S”) source shipping income for U.S. federal income tax purposes.

Globus believes that to the best of its knowledge, under § 883 of the Internal Revenue Code, its income and the income of its ship-owning subsidiaries, to the extent derived from the international operation of a ship or ships, are currently exempt from U.S. federal income tax.

The following is a summary, discussing the application of the U.S. federal income tax laws to the Company relating to income derived from the international operation of a ship or ships.  The discussion and its conclusion are based upon existing U.S. federal income tax law, including the Internal Revenue Code (the “Code”) and final U.S. Treasury Regulations (the “Regs”) as currently in effect, all of which are subject to change, possibly with retroactive effect.

Application of § 883 of the Code for the year ended December 31, 2018

In general, under § 883, certain non-U.S. corporations are not subject to U.S. federal income tax on their U.S. source income derived from the international operation of a ship or ships (“gross transportation income”). Absent § 883 or a tax treaty exemption, such income generally would be subject to a 4% gross basis tax, or in certain cases, to a net income tax plus a 30% branch profits tax.

For this purpose, U.S. source gross transportation income includes 50% of the shipping income that is attributable to transportation that begins or ends (but that does not both begin and end) in the United States.

Shipping income attributable to transportation exclusively between non-U.S. ports is generally not subject to any U.S. Federal income tax. “Shipping income” generally means income that is derived from:

(a) the use of vessels;

(b) the hiring or leasing of vessels for use on a time, operating or bareboat charter basis;

(c) the participation in a pool, partnership, strategic alliance, joint operating agreement or other joint venture it directly or indirectly owns or participates in that generates such income; or

(d) the performance of services directly related to those uses.

The Regs provide that a foreign corporation will qualify for the benefits of § 883 if, in relevant part, the foreign country in which the foreign corporation is organized grants an equivalent exemption to corporations organized in the U.S. and the foreign corporation meets either the qualified shareholder test or the publicly traded test described below.

Qualified Shareholder Test

A foreign corporation having more than 50 percent of the value of its outstanding shares owned, directly or indirectly by application of specific attribution rules, for at least half of the number of days in the foreign corporation's taxable year by one or more qualified shareholders will meet the qualified shareholder test.  In part, an individual who is a shareholder will be considered a qualified shareholder if he or she is a resident of a qualified foreign country (which means for this purpose that he or she is fully liable to tax in such country, and maintains a tax home in such country for 183 days or more in the taxable year, or certain other rules apply) and does not own his or her interest in the foreign corporation through bearer shares (except for bearer shares held in a dematerialized or immobilized book entry system), either directly or indirectly by application of the attribution rules.  In addition, in order to meet the qualified shareholder test, a foreign corporation will need to obtain certifications from its qualified shareholders (including from intermediary entities) substantiating their stock ownership.

Publicly Traded Test

The Publicly Traded Test requires that one or more classes of equity representing more than 50% of the voting power and value in a non-United States corporation be “primarily and regularly traded” on an established securities market either in the United States or in a foreign country that grants an equivalent exemption. Among others, § 883 provides, in relevant part, that the shares of a non-United States corporation will be considered to be “primarily traded” on an established securities market in a country if the number of shares of each class of shares that are traded during any taxable year on all established securities markets in that country exceeds the number of shares in each such class that are traded during that year on established securities markets in any other single country.

Notwithstanding the foregoing, § 883 provides, in relevant part, that a class of shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of outstanding shares which is referred as the 5 Percent Override Rule.

In the event that the 5 Percent Override Rule is triggered, § 883 provides that such rule will not apply if the Company can establish that within the group of 5% shareholders, there are sufficient qualified shareholders within the meaning of § 883 to preclude non-qualified shareholders in such group from owning 50% or more of the total value of the Company’s common shares for more than half the number of days during the taxable year.

For the year ended December 31, 2018, Globus and its wholly owned subsidiaries deriving income from the operation of international ships are organized in foreign countries that grant equivalent exemptions to corporations organized in the U.S. Globus has more than 50% of the value of its common stock for at least half of the number days of their taxable year indirectly owned in the form of registered shares by one individual residing in a qualified foreign country.  Accordingly, all of Globus’ and its ship-owning or operating subsidiaries that rely on § 883 for exempting U.S. source income from the international operation of ships should not be subject to U.S. federal income tax for the year ended December 31, 2018. Globus anticipates it and its relevant subsidiaries income will continue to be exempt in the future from U.S. federal income tax. However, in the future, Globus or its subsidiaries may not continue to satisfy certain criteria in the U.S. tax laws and as such, may become subject to the U.S. federal income tax on future U.S. source shipping income.